Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER PORTFOLIOS
Entity Central Index Key	0000832566
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000025024 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Large Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$46	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 504,292,139
Holdings Count | Holding	50	[2]
Investment Company Portfolio Turnover	48.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$504,292,139
Total number of portfolio holdings[1]	50
Portfolio turnover rate	48.76%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	18.0%
Consumer Discretionary	5.5%
Exchange Traded Fund	2.9%
Financials	0.8%
Health Care	10.6%
Industrials	4.9%
Information Technology	52.1%
Mutual Fund	2.6%
Utilities	1.8%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets

C000025026 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$52	0.96%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[3]
Net Assets	$ 164,102,236
Holdings Count | Holding	107	[4]
Investment Company Portfolio Turnover	8.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$164,102,236
Total number of portfolio holdings[1]	107
Portfolio turnover rate	8.88%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	1.5%
Consumer Discretionary	7.8%
Consumer Staples	1.6%
Energy	2.6%
Financials	2.0%
Health Care	33.2%
Industrials	22.6%
Information Technology	20.9%
Materials	1.2%
Utilities	0.5%
Short-Term Investments and Other Net Assets	6.1%
100.0%
†	Based on net assets

C000025028 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Portfolio
Class Name	Class I-2
Trading Symbol	AIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$38	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[5]
Net Assets	$ 51,279,850
Holdings Count | Holding	80	[6]
Investment Company Portfolio Turnover	1.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$51,279,850
Total number of portfolio holdings[1]	80
Portfolio turnover rate	1.76%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.5%
Consumer Discretionary	6.8%
Consumer Staples	5.3%
Energy	4.1%
Financials	12.7%
Health Care	9.7%
Industrials	5.4%
Information Technology	38.1%
Materials	2.1%
Real Estate	3.1%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

C000025030 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Balanced Portfolio
Class Name	Class I-2
Trading Symbol	ABLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$48	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[7]
Net Assets	$ 71,249,917
Holdings Count | Holding	100	[8]
Investment Company Portfolio Turnover	5.05%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$71,249,917
Total number of portfolio holdings[1]	100
Portfolio turnover rate	5.05%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	8.5%
Consumer Discretionary	5.0%
Consumer Staples	3.9%
Energy	3.0%
Financials	9.4%
Health Care	7.2%
Industrials	4.0%
Information Technology	28.2%
Materials	1.5%
Real Estate	2.3%
Utilities	1.1%
Total Equities	74.1%
Corporate Bonds††
AAA	0.7%
AA	4.2%
A	11.9%
BBB	5.6%
Total Corporate Bonds	22.4%
U.S. Government Bonds	2.9%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
††
For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings.
C000025032 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AMGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$48	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[9]
Net Assets	$ 166,922,539
Holdings Count | Holding	64	[10]
Investment Company Portfolio Turnover	47.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$166,922,539
Total number of portfolio holdings[1]	64
Portfolio turnover rate	47.53%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	4.5%
Consumer Discretionary	10.7%
Consumer Staples	1.8%
Financials	9.2%
Health Care	13.2%
Industrials	23.7%
Information Technology	28.1%
Materials	1.7%
Real Estate	2.3%
Utilities	3.3%
Short-Term Investments and Other Net Assets	1.5%
100.0%
†	Based on net assets

C000025034 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class I-2
Trading Symbol	ALVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$49	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[11]
Net Assets	$ 816,133,835
Holdings Count | Holding	82	[12]
Investment Company Portfolio Turnover	36.87%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$816,133,835
Total number of portfolio holdings[1]	82
Portfolio turnover rate	36.87%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.3%
Consumer Discretionary	10.7%
Energy	0.2%
Financials	1.5%
Health Care	8.4%
Industrials	5.5%
Information Technology	55.6%
Materials	0.7%
Real Estate	0.5%
Utilities	1.8%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

C000025033 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class S
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$62	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[13]
Net Assets	$ 816,133,835
Holdings Count | Holding	82	[14]
Investment Company Portfolio Turnover	36.87%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$816,133,835
Total number of portfolio holdings[1]	82
Portfolio turnover rate	36.87%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.3%
Consumer Discretionary	10.7%
Energy	0.2%
Financials	1.5%
Health Care	8.4%
Industrials	5.5%
Information Technology	55.6%
Materials	0.7%
Real Estate	0.5%
Utilities	1.8%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Annualized.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Annualized.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Annualized.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Annualized.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[11]	Annualized.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[13]	Annualized.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.